Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	Heidmar Maritime Holdings Corp.
Entity Incorporation, State or Country Code	1T
Entity Primary SIC Number	4412
Entity Central Index Key	0002029471
Entity Address, Address Line One	89
Entity Address, Address Line Two	Akti Miaouli
Entity Address, Address Line Three	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18538
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
City Area Code	216
Local Phone Number	002-4900
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Seward & Kissel LLP
Entity Address, Address Line One	Keith J. Billotti
Entity Address, Address Line Two	Esq. One Battery Park Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	574-1200